CAPITALIZED SOFTWARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
CAPITALIZED SOFTWARE.
Schedule of capitalized software

Capitalized software, net at the each balance sheet date consists of the following (in thousands):

	September 30, 2020	December 31, 2019
Capitalized software development costs	$1,127	$1,127
Accumulated amortization	(770)	(237)
Impairment	—	(444)
Total capitalized software costs	$357	$446

	Years Ended December 31,
	2019	2018
Capitalized software development costs	$1,127	$806
Accumulated amortization	(237)	(18)
Impairment	(444)	—
Total capitalized software costs	$446	$788